Earnings Per Share	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

16. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for 2014, 2013 and 2012:

	2014	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$1,045,266	$1,109,890	$1,186,809
less:
Dividend preference on Preference shares(a)	-	-	102
Income available to all classes of shares	$1,045,266	$1,109,890	$1,186,707

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,339,124	301,877,303	301,139,652
Preference shares outstanding(a)	-	1,937,819	3,969,307
Total weighted average shares outstanding	302,339,124	303,815,122	305,108,959
Potentially dilutive Ordinary shares	528,772	673,089	1,761,064
Potentially dilutive Preference shares	-	-	16,851
Total weighted average Ordinary shares outstanding assuming dilution	302,867,896	302,550,392	302,900,716

Basic earnings per share	$3.46	$3.65	$3.89

Fully diluted earnings per share	$3.45	$3.65	$3.87

(a) As of the preference share conversion on June 28th, 2013, the Company no longer has two classes of shares.